Property, Plant and Equipment, net - Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost
Beginning Balance	€ 3,706.3	€ 3,433.9
Additions	673.4	382.1
Disposals	(122.6)	(81.5)
Net movements to/from PPE	33.9	(38.9)
Effect of changes in exchange rates	12.0	10.7
Ending Balance	4,303.0	3,706.3	€ 3,433.9
Accumulated depreciation and impairment
Beginning Balance	2,116.8	1,833.1
Depreciation	325.3	315.4	308.2
Impairment charges	4.7	15.4
Disposals	(119.5)	(23.3)
Net non-cash movements to/from inventory	(28.7)	(27.8)
Effect of changes in exchange rates	5.1	4.0
Ending Balance	2,303.7	2,116.8	1,833.1
Carrying amount
Carrying amount	1,999.3	1,589.5	1,600.8
Land and buildings [Member]
Cost
Beginning Balance	1,709.8	1,641.8
Additions	321.0	119.6
Disposals	(0.3)	(57.2)
Net movements to/from PPE	0.0	0.0
Effect of changes in exchange rates	6.0	5.6
Ending Balance	2,036.5	1,709.8	1,641.8
Accumulated depreciation and impairment
Beginning Balance	646.0	552.7
Depreciation	98.5	92.8
Impairment charges	0.0	1.0
Disposals	(0.2)	(2.5)
Net non-cash movements to/from inventory	0.0	0.0
Effect of changes in exchange rates	2.0	2.0
Ending Balance	746.3	646.0	552.7
Carrying amount
Carrying amount	1,290.2	1,063.8
Machinery and Equipment [Member]
Cost
Beginning Balance	1,305.1	1,159.9
Additions	261.1	196.4
Disposals	(17.5)	(16.0)
Net movements to/from PPE	33.9	(38.9)
Effect of changes in exchange rates	5.2	3.7
Ending Balance	1,587.8	1,305.1	1,159.9
Accumulated depreciation and impairment
Beginning Balance	892.0	742.4
Depreciation	166.7	174.8
Impairment charges	4.7	14.4
Disposals	(14.8)	(13.3)
Net non-cash movements to/from inventory	(28.7)	(27.8)
Effect of changes in exchange rates	2.8	1.5
Ending Balance	1,022.7	892.0	742.4
Carrying amount
Carrying amount	565.1	413.1
Leasehold Improvements [Member]
Cost
Beginning Balance	275.2	256.6
Additions	26.7	21.5
Disposals	(1.4)	(3.4)
Net movements to/from PPE	0.0	0.0
Effect of changes in exchange rates	0.5	0.5
Ending Balance	301.0	275.2	256.6
Accumulated depreciation and impairment
Beginning Balance	260.9	244.5
Depreciation	21.3	19.2
Impairment charges	0.0	0.0
Disposals	(1.2)	(3.0)
Net non-cash movements to/from inventory	0.0	0.0
Effect of changes in exchange rates	0.3	0.2
Ending Balance	281.3	260.9	244.5
Carrying amount
Carrying amount	19.7	14.3
Furniture, Fixtures and Other Equipment [Member]
Cost
Beginning Balance	416.2	375.6
Additions	64.6	44.6
Disposals	(103.4)	(4.9)
Net movements to/from PPE	0.0	0.0
Effect of changes in exchange rates	0.3	0.9
Ending Balance	377.7	416.2	375.6
Accumulated depreciation and impairment
Beginning Balance	317.9	293.5
Depreciation	38.8	28.6
Impairment charges	0.0	0.0
Disposals	(103.3)	(4.5)
Net non-cash movements to/from inventory	0.0	0.0
Effect of changes in exchange rates	0.0	0.3
Ending Balance	253.4	317.9	293.5
Carrying amount
Carrying amount	124.3	98.3
Cost of Sales [Member]
Accumulated depreciation and impairment
Depreciation	196.1	191.6	195.7
Research and Development Costs [Member]
Accumulated depreciation and impairment
Depreciation	117.2	105.9	101.7
Selling, General and Administrative Expenses [Member]
Accumulated depreciation and impairment
Depreciation	€ 12.0	€ 17.9	€ 10.8